Lincoln Inflation Plus Fund Expense Example - Lincoln Inflation Plus Fund	Jul. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 139
Expense Example, with Redemption, 3 Years	1,442
Expense Example, with Redemption, 5 Years	2,708
Expense Example, with Redemption, 10 Years	5,727
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	1,371
Expense Example, with Redemption, 5 Years	2,601
Expense Example, with Redemption, 10 Years	$ 5,555